Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposits	$ 723,376	$ 697,572
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	125,606
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	226,972
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	370,798
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	687,737	670,770
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	35,639	26,802
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	239,035	232,095
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,590
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	126,340
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	99,105
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	412,561	397,188
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	98,832
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	100,599
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	213,130
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	22,296	22,523
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,184
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	33
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,079
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	49,484	45,766
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	49,484
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	84,165	93,801
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	488,490	447,409
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,816	17,053
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	95,109	92,333
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,821	6,452
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 36,975	$ 40,524